Share Based Payment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Based Payment
Year 2018	Number of common shares	Number of preferred shares	Share premium	Retained earnings

Non-executive directors payment (1)	8,797	-	50	-
Balance at December 31, 2018	8,797	-	50	-

(1) These amounts relate to the shares issued in 2018, not to the shares approved for issuance for the year.

Year 2017	Number of common shares	Number of preferred shares	Share premium	Retained earnings

Non-executive directors payment (1)	2,094	-	30	-
Balance at December 31, 2017	2,094	-	30	-

(1) These amounts relate to the shares issued in 2017, not to the shares approved for issuance for the year.

Year 2016	Number of common shares	Number of preferred shares	Share premium	Retained earnings

Non-executive directors payment	4,790	-	50	-
Balance at December 31, 2016	4,790	-	50	-